Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below.

1.	On May 19, 2023, Zohar Zisapel, a co-founder of the Company, a member of the Company’s Board of Directors and a major shareholder, passed away. His heirs Mr. Michael Zisapel and Mrs. Klil Zisapel are substantial shareholders.

2.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties in which Mr. Michael Zisapel and Mrs. Klil Zisapel holds an interest (see also Note 9). The aggregate net amounts of lease and related maintenance expenses were $443, $684 and $830 in 2023, 2022 and 2021, respectively. Following the adoption of ASC 842 commencing January 1, 2019, the Company also recorded operating lease right-of use assets and operating lease liabilities related to such lease and maintenance expenses which are presented in Note 14d below. On May 19, 2023, Zisapel properties (1992) Ltd ceased being a related party to the Company.

3.	Mr. Michael Zisapel and Mrs. Klil Zisapel also holds an interest in and serves as director for various entities known as the RAD-BYNET Group. Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. The aggregate amounts of administrative and IT services provided were $12, $33 and $33 in 2023, 2022 and 2021, respectively. Such amounts expensed by the Company are disclosed in Note 14d below as part of “Expenses” and “Capital expenses”.

4.	From time to time, the Company purchases certain products and services from members of the RAD-BYNET Group. In 2023 and In 2022 and 2021, the aggregate amounts of such purchases were approximately $17, $44 and $446, respectively. Such amounts expensed by the Company are disclosed in Note 14d below as part of “Expenses”.

During 2023, there was no purchasing of inventory from RAD-BYNET Group, while during 2022, the Company purchased inventory which amounted approximately $89.

b.	The executive chairman of the Board, Ms. Rachel (Heli) Bennun (the “Executive Chairman”) was, among other things, Mr. Zisapel’s significant other until he passed away on May 19, 2023. The Executive Chairman is entitled to a fixed monthly salary. During the years ended December 31, 2023, 2022 and 2021 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $291, $140 and $119, respectively. Such amounts expensed by the Company are disclosed in Note 14d below as part of “Expenses”.

In 2023, 2022 and 2021, in addition to the fixed monthly salary, the Executive Chairman earned annual bonuses amounting to approximately $233, $106 and $40, respectively.

c.	Balances with related parties:

	December 31,
	2023	2022
Assets:
Other accounts receivable and prepaid	$7	$-
Operating lease right-of-use assets	$631	$2,074

Liabilities:
Trade payables	$5	$130
Other liabilities and accrued expenses	$3	$127
Operating lease liabilities - current	$270	$839
Operating lease liabilities – non-current	$358	$1,270

d.	Transactions with related parties:

	Year ended December 31,
	2023	2022	2021
Expenses (1):
Cost of revenues	$205	$213	$189
Operating expenses:
Research and development, net	$249	$470	$1,083
Sales and marketing	$119	$166	$194
General and administrative	$545	$360	$212
Capital expenses	$-	$13	$29

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.